Offsetting Financial Assets and Financial Liabilities - Summary of Financial Assets and Liabilities Offsetting, Enforceable Master Netting or Similar Arrangement (Parenthetical) (Detail) - CAD ($)
$ in Millions
	Oct. 31, 2025	Oct. 31, 2024
Derivative financial instruments [member]
Disclosure of offsetting of financial assets liabilities [line items]
Cash collateral pledged	$ 11,750	$ 10,847
Non-cash collateral pledged	2,226	718
Derivative financial instruments [member]
Disclosure of offsetting of financial assets liabilities [line items]
Cash collateral received	4,774	4,505
Non-cash collateral	$ 1,009	$ 1,054